1933 Act Registration No. 333-59850

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [] Pre-Effective    [X] Post-Effective
                           Amendment No.      Amendment No. 1


                          EVERGREEN INTERNATIONAL TRUST
                         (Evergreen Global Leaders Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment
Company Act of 1940 (File No. 333-42195); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 2000 was filed with the Commission on January 25, 2001.

It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)


                          EVERGREEN INTERNATIONAL TRUST

                              CROSS REFERENCE SHEET


         Pursuant to Rule 481(a) under the Securities Act of 1933


                                               Location in Prospectus/
Item of Part A of Form N-14                    Proxy Statement
---------------------------                    -----------------------

1.       Beginning of Registration             Cross Reference Sheet;
         Statement and Outside                 Cover Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                 Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and               Summary; Risks
         Risk Factors

4.       Information About the                 Cover Page; Summary; Merger
         Transaction                           Information; Information on
                                               Shareholders' Rights; Voting
                                               Information Concerning the
                                               Meeting; Exhibit A (Agreement
                                               and Plan of Reorganization)

5.       Information about the                 Cover Page; Summary;
         Registrant                            Risks; Merger Information;
                                               Information on
                                               Shareholders' Rights;
                                               Additional Information


6.       Information about the                 Cover Page; Summary;
         Company Being Acquired                Risks; Merger Information;
                                               Information on
                                               Shareholders' Rights;
                                               Voting Information Concerning
                                               the Meeting; Additional
                                               Information

7.       Voting Information                    Cover Page; Summary;
                                               Information on Shareholders'
                                               Rights; Voting Information
                                               Concerning the Meeting;
                                               Instructions for Voting and
                                               Executing Proxy Cards

8.       Interest of Certain                   Financial Statements and
         Persons and Experts                   Experts; Legal Matters

9.       Additional Information                Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters


                                               Location in Statement of
Item of Part B of Form N-14                    Additional Information
---------------------------                    -----------------------

10.      Cover Page                            Cover Page

11.      Table of Contents                     Cover Page

12.      Additional Information                Statement of Additional
         About the Registrant                  Information of the
                                               Evergreen International Trust,
                                               International and Global Growth
                                               Funds, dated March 1, 2001 as it
                                               relates to Evergreen Global
                                               Leaders Fund

13.      Additional Information                Statement of Additional
         about the Company Being               Information of Evergreen
         Acquired                              International Trust,
                                               International and Global Growth
                                               Funds, dated March 1, 2001 as it
                                               relates to Evergreen Perpetual
                                               Global Fund

14.      Financial Statements                  Financial Statements
                                               of Evergreen Global Leaders Fund
                                               dated October 31, 2000;
                                               Financial Statements of
                                               Evergreen Perpetual Global Fund
                                               dated October 31, 2000


                                               Location in Prospectus/
Item of Part C of Form N-14                    Proxy Statement
---------------------------                    -----------------------

15.      Indemnification                       Incorporated by Reference
                                               to Part A Caption -
                                               Information on Shareholders'
                                               Rights - "Liability and
                                               Indemnification of
                                               Trustees"

16.      Exhibits                              Exhibits

17.      Undertakings                          Undertakings

                          EVERGREEN INTERNATIONAL TRUST

                                    PART A

                           PROSPECTUS/PROXY STATEMENT

                                     [LOGO]
                              Evergreen Funds(SM)
                                   SINCE 1932

                         EVERGREEN PERPETUAL GLOBAL FUND
                               200 Berkeley Street
                                Boston, MA 02116

June 8, 2001

Dear Shareholder,

      As a shareholder of Evergreen Perpetual Global Fund ("Perpetual Global Fund"), a series of Evergreen International Trust, you are invited to vote on a proposal to merge Perpetual Global Fund into Evergreen Global Leaders Fund ("Global Leaders Fund") also a series of Evergreen International Trust and another mutual fund within the Evergreen Family of Funds. The Board of Trustees of Evergreen International Trust has approved the merger and recommends that you vote FOR this proposal.

      If approved by shareholders, this is how the merger will work:

      o Your Fund will transfer its assets and identified liabilities to Global Leaders Fund.

      o Global Leaders Fund will issue new shares that will be distributed to you in an amount equal to the value of your Perpetual Global Fund shares. You will receive Class A, Class B, Class C or Class I shares of Global Leaders Fund, depending on the class of shares of Perpetual Global Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the merger.

      o You will not incur any sales loads or similar transaction charges as a result of the merger.

      The merger is intended to be tax-free for federal income tax purposes. Details about Global Leaders Fund's investment objective, portfolio management team, performance, etc. along with additional information about the proposed merger are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of Perpetual Global Fund's shareholders to be held on July 27, 2001. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope, or vote using one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

      If you have any questions about the proposal or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 888-707-8408. You may record your vote by telephone, fax or Internet by following the voting instructions as outlined on your proxy card. If the Fund does not receive a sufficient number of votes in favor of the merger, you may receive a telephone call from Shareholder Communications Corporation requesting your vote. The expenses of the merger, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

      Thank you for taking this matter seriously and participating in this important process.

                                        Sincerely,


                                        [Signature]

                                        William M. Ennis
                                        President and Chief Executive Officer
                                        Evergreen Investment Company, Inc.

                         EVERGREEN PERPETUAL GLOBAL FUND
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                                   ----------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                   ----------

                           TO BE HELD ON JULY 27, 2001

      Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen Perpetual Global Fund ("Perpetual Global Fund"), a series of Evergreen International Trust, will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116, on July 27, 2001 at 2:00 p.m., and any adjournments thereof, for the following purposes:

      1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of May 1, 2001, providing for the acquisition of all the assets of Perpetual Global Fund by Evergreen Global Leaders Fund ("Global Leaders Fund"), also a series of Evergreen International Trust, in exchange for shares of Global Leaders Fund and the assumption by Global Leaders Fund of the identified liabilities of Perpetual Global Fund. The Plan also provides for distribution of these shares of Global Leaders Fund to shareholders of Perpetual Global Fund in liquidation and subsequent termination of Perpetual Global Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Perpetual Global Fund.

      2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

      On behalf of Perpetual Global Fund, the Board of Trustees of Evergreen International Trust has fixed the close of business on April 30, 2001 as the record date for the determination of shareholders of Perpetual Global Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

      IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THIS PROSPECTUS/PROXY STATEMENT, SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                        By order of the Board of Trustees


                                        Michael H. Koonce
                                        Secretary

June 8, 2001

                   INFORMATION RELATING TO THE PROPOSED MERGER

                                       of

                         EVERGREEN PERPETUAL GLOBAL FUND

                                      into

                          EVERGREEN GLOBAL LEADERS FUND

      This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of Evergreen Perpetual Global Fund ("Perpetual Global Fund") into Evergreen Global Leaders Fund ("Global Leaders Fund"). If approved, the Merger will result in your receiving shares of Global Leaders Fund in exchange for your shares of Perpetual Global Fund. The investment objective of each Fund is to seek long-term capital growth.

      Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                      FOR MORE INFORMATION ABOUT THE FUNDS

--------------------------------------------------------------------------------
See:
--------------------------------------------------------------------------------
Prospectus for Perpetual Global Fund and Global Leaders Fund, dated March 1, 2001, with a supplement dated April 16, 2001, which accompanies this prospectus/proxy statement.

Statement of additional information for Perpetual Global Fund and Global Leaders Fund, dated March 1, 2001, with a supplement dated April 16, 2001.

Annual Report for Perpetual Global Fund and Global Leaders Fund, dated October 31, 2000.

Statement of additional information, dated June 8, 2001, which relates to this prospectus/proxy statement and the Merger.

--------------------------------------------------------------------------------
How to get these documents:
--------------------------------------------------------------------------------
The Funds make all of these documents available to you free of charge if you:

o     Call 800-343-2898, or
o     Write to the Funds at 200 Berkeley Street, Boston, Massachusetts 02116, or
o Go to the Evergreen Funds website (http://www.evergreeninvestments.com) for a copy of the prospectus, supplement and annual report.

You can also obtain any of these documents for a fee from the SEC if you:

o     Call the SEC at 202-942-8090,

Or for free if you:

o     Go to the SEC website (http://www.sec.gov).

To ask questions about this prospectus/proxy statement:

o     Call 888-707-8408, or
o     Write to the Funds at 200 Berkeley Street, Boston, Massachusetts 02116.
--------------------------------------------------------------------------------

Information relating to the Funds contained in the Funds' annual report, prospectus and statement of additional information and supplements thereto, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this document.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

  The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116
                           (Telephone: 800-343-2898).

                  PROSPECTUS/PROXY STATEMENT DATED JUNE 8, 2001

                                TABLE OF CONTENTS

SUMMARY...............................................................................................     3
     What are the key features of the Merger?.........................................................     3
     After the Merger, what class of shares of Global Leaders Fund will I own?........................     3
     How do the Funds' investment objectives, principal investment strategies and risks compare?......     4
     How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?
     How do the Funds' performance records compare?...................................................     5
     Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What
        will the advisory fee be after the Merger?....................................................     9
     What will be the primary federal tax consequences of the Merger?.................................     9

RISKS.................................................................................................    10
     What are the primary risks of investing in each Fund?............................................    10
     Are there any other risks of investing in each Fund?.............................................    12

MERGER INFORMATION....................................................................................    12
     Reasons for the Merger...........................................................................    12
     Agreement and Plan of Reorganization.............................................................    13
     Federal Income Tax Consequences..................................................................    14
     Pro Forma Capitalization.........................................................................    16
     Distribution of Shares...........................................................................    16
     Purchase and Redemption Procedures...............................................................    18
     Exchange Privileges..............................................................................    18
     Dividend Policy..................................................................................    18

INFORMATION ON SHAREHOLDERS' RIGHTS...................................................................    19
     Form of Organization.............................................................................    19
     Capitalization...................................................................................    19
     Shareholder Liability............................................................................    19
     Shareholder Meetings and Voting Rights...........................................................    20
     Liquidation......................................................................................    20
     Liability and Indemnification of Trustees........................................................    20

VOTING INFORMATION CONCERNING THE MEETING.............................................................    20
     Shareholder Information..........................................................................    22

FINANCIAL STATEMENTS AND EXPERTS......................................................................    24

LEGAL MATTERS.........................................................................................    24

ADDITIONAL INFORMATION................................................................................    24

OTHER BUSINESS........................................................................................    24

INSTRUCTIONS FOR VOTING AND EXECUTING PROXY CARDS.....................................................    25

OTHER WAYS TO VOTE YOUR PROXY.........................................................................    25

EXHIBIT A.............................................................................................   A-1

EXHIBIT B.............................................................................................   B-1

                                     SUMMARY

      This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, each Fund's prospectus and statement of additional information and in the Agreement and Plan of Reorganization.

|?|   What are the key features of the Merger?

      The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of Perpetual Global Fund in exchange for shares of Global Leaders Fund.

o the assumption by Global Leaders Fund of the identified liabilities of Perpetual Global Fund. (The identified liabilities consist only of those liabilities reflected on Perpetual Global Fund's statement of assets and liabilities determined immediately preceding the Merger.)

o the liquidation of Perpetual Global Fund by distributing shares of Global Leaders Fund to Perpetual Global Fund's shareholders.

The Merger is scheduled to take place on or about August 3, 2001.

|?|   After the Merger, what class of shares of Global Leaders Fund will I own?

If you own this class of shares of   You will get this class of shares of
Perpetual Global Fund:               Global Leaders Fund:
--------------------------------     ------------------------------------
Class A                              Class A
--------------------------------     ------------------------------------
Class B                              Class B
--------------------------------     ------------------------------------
Class C                              Class C
--------------------------------     ------------------------------------
Class I (formerly Class Y)           Class I (formerly Class Y)
--------------------------------     ------------------------------------

      The new shares you receive will have the same total value as your Perpetual Global Fund shares as of the close of business on the business day immediately prior to the Merger.

      The Board of Trustees ("Trustees") of Evergreen International Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the Merger would be in the best interest of Perpetual Global Fund's shareholders, and that their interest will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Perpetual Global Fund's shareholders.

      The Trustees of Evergreen International Trust have also approved the Plan on behalf of Global Leaders Fund. The votes of the shareholders of Global Leaders Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

|?| How do the Funds' investment objectives, principal investment strategies and risks compare?

      The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in the Funds' prospectus and statement of additional information:

                             Perpetual Global Fund

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE To seek long-term capital growth.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

o Normally invests in a diversified portfolio of equity securities of issuers located both inside and outside the U.S., and across all market capitalizations.

o Normally the Fund's investments will be spread broadly around the world; there is no limit on the amount of the Fund's assets that may be invested in any single country.

o Normally invests at least 65% of the value of its total assets in securities of companies located in at least three different countries, one of which will normally be the U.S., but may invest all of its assets outside the U.S., and for temporary defensive purposes may invest all of its assets in the U.S.

o Invests in companies whose earnings are believed to be in a relatively strong growth trend, or where significant further growth is not anticipated but where shares are thought to be undervalued.

o May invest a portion of its assets in securities of issuers in emerging markets, including underdeveloped and developing nations.

o May invest, to a lesser extent, in debt securities of investment grade quality, with maturities which vary in response to changing market conditions.

--------------------------------------------------------------------------------

                              Global Leaders Fund

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE To seek to provide investors with long-term capital growth.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

o Invests at least 65% of its assets in a diversified portfolio of equity securities issued by the largest companies located in the world's major industrialized countries.

o Makes investments in no less than three countries, which may include the U.S., and may invest more than 25% of its total assets in one country.

o The portfolio managers screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies.

o Factors considered in reviewing the companies include high return on equity, consistent earnings growth, established market presence and industries or sectors with significant growth prospects.

--------------------------------------------------------------------------------

      Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment objective and, if employed, could result in a lower return and loss of market opportunity.

      The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Funds' prospectus and statement of additional information.

      A portion of the securities held by Perpetual Global Fund may be disposed of in connection with the Merger, which could result in additional portfolio transaction costs to the Fund and capital gains to shareholders.

      A principal risk of investing in both Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid). Both Funds are also subject to foreign investment risk (political turmoil, economic instability and currency exchange fluctuations could adversely affect the value of foreign securities held by the Funds). Both Funds are subject to market capitalization risk (investments primarily in one capitalization category may decline in value if that category falls out of favor; small- and mid-capitalization companies may be more sensitive to changes in economic conditions). Both Funds also are subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline in value).

      To the extent that Perpetual Global Fund invests in debt securities, it is also subject to interest rate risk (when interest rates rise, the value of and dividend yield and total return earned on the debt securities and certain dividend paying stocks held by the Fund may decline). Perpetual Global Fund is also subject to credit risk (issuers of the debt securities in which the Fund invests may be unable to pay principal and interest on the securities held by the Fund on a timely basis, causing the value of and dividend yield and total return earned on the investment to decline). In addition, Perpetual Global Fund is also subject to emerging market risk (an emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability)).

      For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

|?| How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

      The sales charges for the comparable classes of both Funds are the same. Both Funds offer four classes of shares. You will not pay a sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

      The following tables allow you to compare the sales charges and expenses of the two Funds. The table entitled "Global Leaders Fund Pro Forma" also shows you what the sales charges and expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

--------------------------------------------------------------------------------
Perpetual Global Fund
--------------------------------------------------------------------------------
  Shareholder
  Transaction
  Expenses                                 Class A  Class B   Class C    Class I
--------------------------------------------------------------------------------
  Maximum sales charge
  imposed on purchases
  (as a % of offering price)                 5.75%    None     None       None
--------------------------------------------------------------------------------
  Maximum deferred sales
  charge (as a % of either
  the redemption amount
  or initial investment,
  whichever is lower)                        None*    5.00%    2.00%**    None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Leaders Fund
--------------------------------------------------------------------------------
  Shareholder
  Transaction
  Expenses                                 Class A  Class B   Class C    Class I
--------------------------------------------------------------------------------
  Maximum sales charge
  imposed on purchases
  (as a % of offering price)                 5.75%    None     None       None
--------------------------------------------------------------------------------
  Maximum deferred sales
  charge (as a % of either the
  redemption amount
  or initial investment,
  whichever is lower)                        None*    5.00%    2.00%**    None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Leaders Fund Pro Forma
--------------------------------------------------------------------------------
  Shareholder
  Transaction
  Expenses                                 Class A  Class B   Class C    Class I
--------------------------------------------------------------------------------
  Maximum sales charge
  imposed on purchases
  (as a % of offering price)                 5.75%    None     None       None
--------------------------------------------------------------------------------
  Maximum deferred sales
  charge (as a % of either the
  redemption amount
  or initial investment,
  whichever is lower)                        None*    5.00%    2.00%**    None
--------------------------------------------------------------------------------

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

** Class C shares purchased prior to February 1, 2000 are subject to the deferred sales charge schedule in place at that time, which included a maximum deferred sales charge of 1.00%.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
Perpetual Global Fund

(based on restated expenses for the fiscal year ended October 31, 2000 to reflect current fees)
--------------------------------------------------------------------------------
                                                                      Total Fund
                                     Management    12b-1     Other     Operating
                                        Fees       Fees     Expenses   Expenses
--------------------------------------------------------------------------------
  Class A                               1.03%      0.25%      0.65%      1.93%
--------------------------------------------------------------------------------
  Class B                               1.03%      1.00%      0.65%      2.68%
--------------------------------------------------------------------------------
  Class C                               1.03%      1.00%      0.65%      2.68%
--------------------------------------------------------------------------------
  Class I                               1.03%      0.00%      0.65%      1.68%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Leaders Fund

(based on restated expenses for the fiscal year ended October 31, 2000 to reflect current fees)
--------------------------------------------------------------------------------
                                                                      Total Fund
                                     Management    12b-1     Other     Operating
                                        Fees       Fees     Expenses   Expenses
--------------------------------------------------------------------------------
  Class A                               0.87%      0.25%      0.57%      1.69%
--------------------------------------------------------------------------------
  Class B                               0.87%      1.00%      0.56%      2.43%
--------------------------------------------------------------------------------
  Class C                               0.87%      1.00%      0.56%      2.43%
--------------------------------------------------------------------------------
  Class I                               0.87%      0.00%      0.56%      1.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Leaders Fund Pro Forma

(based on what the estimated combined expenses of Global Leaders Fund would have been for the 12 months ended October 31, 2000)
--------------------------------------------------------------------------------
                                                                      Total Fund
                                     Managemtnt    12b-1     Other     Operating
                                        Fees       Fees     Expenses   Expenses
--------------------------------------------------------------------------------
  Class A                               0.87%      0.25%      0.53%      1.65%
--------------------------------------------------------------------------------
  Class B                               0.87%      1.00%      0.53%      2.40%
--------------------------------------------------------------------------------
  Class C                               0.87%      1.00%      0.53%      2.40%
--------------------------------------------------------------------------------
  Class I                               0.87%      0.00%      0.53%      1.40%
--------------------------------------------------------------------------------

     The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in Perpetual Global Fund versus Global Leaders Fund and for Global Leaders Fund pro forma, assuming the Merger takes place, and is for illustration only. The example assumes a 5% average annual total return, the imposition of the maximum sales charge (if any) and reinvestment of all dividends and distributions. Your actual costs may be higher or lower. For Class C shares of Global Leaders Fund pro forma, the maximum 2.00% deferred sales charge has been applied. Class C shares of Perpetual Global Fund purchased before February 1, 2000 and exchanged for Class C shares of Global Leaders Fund will be subject to the deferred sales charge schedule in place at that time, which included a maximum deferred sales charge of 1.00%.

Example of Fund Expenses

--------------------------------------------------------------------------------
                              Perpetual Global Fund
--------------------------------------------------------------------------------
                            Assuming Redemption                   Assuming No
                              at End of Period                    Redemption
                  ----------------------------------------    ------------------
After:            Class A    Class B    Class C    Class I    Class B    Class C
--------------------------------------------------------------------------------
 1 year            $  760     $  771     $  471     $  171     $  271     $  271
--------------------------------------------------------------------------------
 3 years           $1,146     $1,132     $  832     $  530     $  832     $  832
--------------------------------------------------------------------------------
 5 years           $1,557     $1,620     $1,420     $  913     $1,420     $1,420
--------------------------------------------------------------------------------
 10 years          $2,699     $2,747     $3,012     $1,987     $2,747     $3,012
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Global Leaders Fund
--------------------------------------------------------------------------------
                            Assuming Redemption                   Assuming No
                              at End of Period                    Redemption
                  ----------------------------------------    ------------------
After:            Class A    Class B    Class C    Class I    Class B    Class C
--------------------------------------------------------------------------------
 1 year            $  737     $  746     $  446     $  146     $  246     $  246
--------------------------------------------------------------------------------
 3 years           $1,077     $1,058     $  758     $  452     $  758     $  758
--------------------------------------------------------------------------------
 5 years           $1,440     $1,496     $1,296     $  782     $1,296     $1,296
--------------------------------------------------------------------------------
10 years           $2,458     $2,498     $2,766     $1,713     $2,498     $2,766
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Global Leaders Fund Pro Forma
--------------------------------------------------------------------------------
                            Assuming Redemption                   Assuming No
                              at End of Period                    Redemption
                  ----------------------------------------    ------------------
After:            Class A    Class B    Class C    Class I    Class B    Class C
--------------------------------------------------------------------------------
 1 year            $  733     $  743     $  443     $  143     $  243     $  243
--------------------------------------------------------------------------------
 3 years           $1,065     $1,048     $  748     $  443     $  748     $  748
--------------------------------------------------------------------------------
 5 years           $1,420     $1,480     $1,280     $  766     $1,280     $1,280
--------------------------------------------------------------------------------
10 years           $2,417     $2,463     $2,736     $1,680     $2,463     $2,736
--------------------------------------------------------------------------------

|?|   How do the Funds' performance records compare?

      The following tables show how each Fund has performed in the past. Past performance is not a guarantee of future results.

Year-by-Year Total Return (%)

      The tables below show the percentage gain or loss for the oldest class of shares of each Fund in each calendar year since its inception. For Perpetual Global Fund the class shown is Class A since its inception on March 29, 1994 and for Global Leaders Fund the class shown is Class I since its inception on November 1, 1995. The tables should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year to year. The expenses of Perpetual Global Fund's Class A shares are higher than the expenses of Global Leaders Fund's Class I shares due in part to the payment of Rule 12b-1 fees of 0.25% by the Class A shares. Class I shares do not pay Rule 12b-1 fees. If the performance of Global Leaders Fund's Class A shares was shown on the table for the same periods as that for the Global Leaders Fund's

Class I shares, performance would have been lower. These tables include the effects of Fund expenses, but not sales charges. Returns for Perpetual Global Fund would be lower if sales charges were included.

Perpetual Global Fund (Class A)

[The following information was represented as a bar chart in the original text.]

 N/A     N/A    N/A    N/A    22.11    14.41    13.22    17.19   31.04   -16.09
1991    1992   1993   1994     1995     1996     1997     1998    1999     2000

Best Quarter:  4th Quarter 1998   +18.43%
Worst Quarter: 3rd Quarter 1998   -13.13%

Year-to-date total return through 3/31/2001 is -11.06%.

Global Leaders Fund (Class I)

[The following information was represented as a bar chart in the original text.]

 N/A     N/A    N/A    N/A      N/A    19.33    13.66    21.08   23.82    -9.19
1991    1992   1993   1994     1995     1996     1997     1998    1999     2000

Best Quarter:  4th Quarter 1998   +20.04%
Worst Quarter: 3rd Quarter 1998   -13.51%

Year-to-date total return through 3/31/2001 is -13.28%.

      The next table lists each Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000), including applicable sales charges, if any. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged broad market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2000)

--------------------------------------------------------------------------------
Perpetual Global Fund*
--------------------------------------------------------------------------------
           Inception                                                 Performance
           Date of                                                      Since
           Class                           1 year        5 year       3/29/1994
--------------------------------------------------------------------------------
  Class A   3/29/1994                      -20.93%         9.49%         9.79%
--------------------------------------------------------------------------------
  Class B  10/18/1999                      -20.61%        10.30%        10.60%
--------------------------------------------------------------------------------
  Class C   3/29/1994                      -18.30%         9.98%         9.90%
--------------------------------------------------------------------------------
  Class I  11/19/1997                      -15.90%        10.97%        10.89%
--------------------------------------------------------------------------------
  MSCI World                               -12.92%        12.53%        13.10%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Leaders Fund**
--------------------------------------------------------------------------------
           Inception                                                 Performance
           Date of                                                      Since
           Class                           1 year        5 year       11/1/1995
--------------------------------------------------------------------------------
  Class A   6/3/1996                       -14.61%        11.43%        11.78%
--------------------------------------------------------------------------------
  Class B   6/3/1996                       -14.32%        11.78%        12.24%
--------------------------------------------------------------------------------
  Class C   6/3/1996                       -11.77%        12.00%        12.33%
--------------------------------------------------------------------------------
  Class I  11/1/1995                        -9.19%        13.05%        13.34%
--------------------------------------------------------------------------------
  MSCI World                               -12.92%        12.53%        13.49%
--------------------------------------------------------------------------------

* Historical performance for Classes B and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class I would have been higher.

** Historical performance for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

      For a detailed discussion of the manner of calculating total return, please see the Funds' statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

      Important information about Global Leaders Fund is also contained in management's discussion of Global Leaders Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Global Leaders Fund's most recent annual report.

|?| Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

      The overall management of Global Leaders Fund and Perpetual Global Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen International Trust.

Investment Advisor

      Evergreen Investment Management Company, LLC ("Evergreen") is the investment advisor to Global Leaders Fund.

      Facts about Evergreen:

--------------------------------------------------------------------------------
o Is a subsidiary of First Union Corporation ("First Union"), the 6th largest bank holding company in the United States based on total assets as of March 31, 2001.

o     Has served as an investment advisor since 1932.

o     Manages over $21.7 billion in assets for 59 of the Evergreen Funds.

o Manages with its affiliates the Evergreen family of mutual funds with assets of approximately $86.8 billion as of March 31, 2001.

o     Is located at 200 Berkeley Street, Boston, Massachusetts 02116.
--------------------------------------------------------------------------------

Portfolio Management

      The day-to-day management of Global Leaders Fund is handled by Edwin D. Miska and Anthony T. Han, CFA.

--------------------------------------------------------------------------------
o Edwin D. Miska has managed the Fund since November 1995. Mr. Miska has been an analyst with Evergreen and its predecessor since 1986. He became a portfolio manager with Evergreen in 1989.

o Anthony T. Han, CFA, has managed the Fund since January 2000. Mr. Han joined Evergreen in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined Evergreen, Mr. Han was an international analyst with The Pioneer Group.
--------------------------------------------------------------------------------

Advisory Fees

      For its management and supervision of the daily business affairs of Global Leaders Fund, Evergreen is entitled to receive an annual fee of 0.87% of the Fund's average daily net assets.

|?|   What will be the primary federal tax consequences of the Merger?

      Prior to or at the completion of the Merger, Perpetual Global Fund will have received an opinion from Sullivan & Worcester, LLP, counsel to the Evergreen family of funds, that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving Global Leaders Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Global Leaders Fund that are received by Perpetual Global Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Perpetual Global Fund in the hands of Global Leaders Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss for federal income tax purposes will be recognized by Global Leaders Fund upon the receipt of the assets of the Fund in exchange for shares of Global Leaders Fund and the assumption by Global Leaders Fund of Perpetual Global Fund's identified liabilities.

                                      RISKS

|?|   What are the primary risks of investing in each Fund?

      An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive and that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

--------------------------------------------------------------------------------
                   Perpetual Global Fund  Global Leaders Fund
--------------------------------------------------------------------------------
                  Both Funds are subject to Stock Market Risk.
--------------------------------------------------------------------------------
                Both Funds invest primarily in equity securities.
--------------------------------------------------------------------------------

      The Funds' value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment in a Fund would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on a shareholder's investment in a Fund may decline if the particular sectors, industries or companies in which the Fund invests do not perform well.

--------------------------------------------------------------------------------
                   Perpetual Global Fund  Global Leaders Fund
--------------------------------------------------------------------------------
              Both Funds are subject to Market Capitalization Risk.
--------------------------------------------------------------------------------
     Perpetual Global Fund may invest in equity securities across all market capitalizations.

   Global Leaders Fund invests in equity securities of large-sized companies.
--------------------------------------------------------------------------------

      Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

--------------------------------------------------------------------------------
                   Perpetual Global Fund  Global Leaders Fund
--------------------------------------------------------------------------------
                Both Funds are subject to Investment Style Risk.
--------------------------------------------------------------------------------
    Perpetual Global Fund uses a blended growth and value investment style.

              Global Leaders Fund uses a growth investment style.
--------------------------------------------------------------------------------

      Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments, market sentiment or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

--------------------------------------------------------------------------------
                   Perpetual Global Fund  Global Leaders Fund
--------------------------------------------------------------------------------
               Both Funds are subject to Foreign Investment Risk.
--------------------------------------------------------------------------------
   Each Fund invests at least 65% of its total assets in equity securities of issuers both inside and outside the U.S.
--------------------------------------------------------------------------------

      Since each Fund invests in non-U.S. securities, it is exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Funds invest could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Funds' investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on an investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

      In addition, if more than 25% of either Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities market of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

--------------------------------------------------------------------------------
                              Perpetual Global Fund
--------------------------------------------------------------------------------
                       Perpetual Global Fund is subject to
                              Emerging Market Risk.
--------------------------------------------------------------------------------
                    Perpetual Global Fund invests in emerging
                      markets, including underdeveloped and
                               developing nations.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Global Leaders Fund
--------------------------------------------------------------------------------
                      Global Leaders Fund is not subject to
                              Emerging Market Risk.
--------------------------------------------------------------------------------

      An emerging market is any country that is considered to be emerging or developing, has a relatively low per capita gross national product, but may also have the potential for rapid growth (which can lead to instability). Perpetual Global Fund's investment in securities of companies in emerging countries could expose the Fund to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

--------------------------------------------------------------------------------
                              Perpetual Global Fund
--------------------------------------------------------------------------------
                       Perpetual Global Fund is subject to
                               Interest Rate Risk.
--------------------------------------------------------------------------------
                    Perpetual Global Fund may invest in debt
                     securities of investment grade quality.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Global Leaders Fund
--------------------------------------------------------------------------------
                      Global Leaders Fund is not subject to
                               Interest Rate Risk.
--------------------------------------------------------------------------------

      Interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go up. Since Perpetual Global Fund may invest a portion of its port folio in debt securities, if interest rates rise, then the value of and dividend yield and total return earned on the Fund's securities may decline. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays.

--------------------------------------------------------------------------------
                              Perpetual Global Fund
--------------------------------------------------------------------------------
                       Perpetual Global Fund is subject to
                                  Credit Risk.
--------------------------------------------------------------------------------
                    Perpetual Global Fund may invest in debt
                     securities of investment grade quality.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Global Leaders Fund
--------------------------------------------------------------------------------
                      Global Leaders Fund is not subject to
                                  Credit Risk.
--------------------------------------------------------------------------------

      The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since Perpetual Global Fund may invest a portion of its portfolio in debt securities, the value of and dividend yield and total return earned on a shareholder's investment in the Fund may decline if an issuer fails to pay an obligation on a timely basis.

|?|   Are there any other risks of investing in each Fund?

      Although not a principal investment strategy, both Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

      Since both Funds invest in foreign securities, which may include foreign currencies transactions, the value of the Funds' shares will be affected by changes in exchange rates. To manage this risk, the Funds may enter into currency futures contracts and forward currency exchange contracts. Although the Funds use these contracts to hedge the U.S. dollar value of a security they already own, the Funds could lose money if they fail to predict accurately the future exchange rates. The Funds may engage in hedging and cross hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Funds' investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

      Perpetual Global Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage commissions and other transaction costs which are borne directly by the Fund and its shareholders. It may also result in the Fund realizing greater net short-term capital gains, distributions which are taxable to shareholders as ordinary income. The portfolio turnover rates for Perpetual Global Fund and Global Leaders Fund for the twelve months ended October 31, 2000 were 181% and 32%, respectively.

                               MERGER INFORMATION

Reasons for the Merger

      At a special meeting held on April 20, 2001, a majority of the Trustees of Evergreen International Trust, including a majority of the Independent Trustees, considered and approved the Merger; they determined that it was in the best interests of shareholders of each of Perpetual Global Fund and Global Leaders Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of the transactions contemplated by the Merger.

      Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered, among other things:

      o an agreement between Evergreen and Perpetual Holdings, Inc. ("Perpetual"), the joint owners of Perpetual Global Fund's investment advisor, in which Evergreen will acquire, through a series of transactions, all of Perpetual's ownership interest in the Fund's investment advisor, causing an assignment of the investment advisory contract that will automatically terminate it;

      o     the terms and conditions of the Merger;

      o whether the Merger would result in the dilution of shareholders' interests;

      o expense ratios, fees and expenses of Global Leaders Fund and Perpetual Global Fund;

      o     the comparative performance records of each Fund;

      o compatibility of the Funds' investment objectives and principal investment strategies;

      o the fact that Evergreen will bear the expenses incurred by Perpetual Global Fund and Global Leaders Fund in connection with the Merger;

      o the fact that Global Leaders Fund will assume the identified liabilities of Perpetual Global Fund;

      o the fact that the Merger is expected to be tax-free for federal income tax purposes; and

      o alternatives available to shareholders of Perpetual Global Fund, including the ability to redeem their shares.

      During their consideration of the Merger, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

      In approving the Merger, the Trustees considered the fact that both Funds have similar investment objectives, policies and strategies, as well as similar portfolio characteristics. The Trustees also considered the relative size of Perpetual Global Fund as well as investment style. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Perpetual Global Fund with Global Leaders Fund. As of March 31, 2001, Global Leaders Fund's total assets were approximately $315 million and Perpetual Global Fund's total assets were approximately $144 million.

      The Trustees also considered the relative performance of each Fund. The average annual total returns over the past one and five year's and since inception (through December 31, 2000) have been higher for Global Leaders Fund than for Perpetual Global Fund.

      The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of Perpetual Global Fund is higher than that of Global Leaders Fund. The lower management and operational fees as well as the efficiencies achieved in operating a larger mutual fund should cause the combined fund to have a lower expense ratio than that of Perpetual Global Fund.

      In addition, assuming that an alternative to the Merger would be for Perpetual Global Fund to maintain its separate existence, it is believed that the prospect of dividing resources of the Evergreen family of funds between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

      Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Merger would be in the best interests of each Fund and its shareholders.

Agreement and Plan of Reorganization

      The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

      The Plan provides that Global Leaders Fund will acquire all of the assets of Perpetual Global Fund in exchange for shares of Global Leaders Fund and the assumption by Global Leaders Fund of the identified liabilities of Perpetual Global Fund on or about August 3, 2001 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Perpetual Global Fund will endeavor to discharge all of its known liabilities and obligations. Global Leaders Fund will not assume any liabilities or obligations of Perpetual Global Fund other than those reflected in an unaudited statement of assets and liabilities of Perpetual Global Fund prepared as of the close of regular trading on the New York Stock Exchange

("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time"). The number of full and fractional shares of each class of Global Leaders Fund to be received by the shareholders of Perpetual Global Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Perpetual Global Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Perpetual Global Fund by the net asset value per share of the respective class of shares of Global Leaders Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

      State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Global Leaders Fund and Perpetual Global Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

      At or prior to the Closing Date, Perpetual Global Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as each shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

      As soon after the Closing Date as conveniently practicable, Perpetual Global Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Global Leaders Fund received by Perpetual Global Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Perpetual Global Fund's shareholders on Global Leaders Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Global Leaders Fund due to the Perpetual Global Fund's shareholders. All issued and outstanding shares of Perpetual Global Fund, including those represented by certificates, will be canceled. The shares of Global Leaders Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Perpetual Global Fund will be terminated.

      The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Perpetual Global Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Perpetual Global Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Perpetual Global Fund and Global Leaders Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

      Whether or not the Merger is consummated, Evergreen will pay the expenses incurred by Perpetual Global Fund and Global Leaders Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Perpetual Global Fund, Global Leaders Fund or their shareholders.

      If Perpetual Global Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

      The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the clos-ing of the Merger, Perpetual Global Fund will receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements, court decisions and certain representations made by Perpetual Global Fund and Global Leaders Fund, for federal income tax purposes, upon consummation of the Merger:

      (1) The transfer of all of the assets of Perpetual Global Fund solely in exchange for shares of Global Leaders Fund and the assumption by Global Leaders Fund of the identified liabilities of Perpetual Global Fund, followed by the distribution of Global Leaders Fund's shares to the shareholders of Perpetual Global Fund in dissolution and liquidation of Perpetual Global Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Global Leaders Fund and Perpetual Global Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

      (2) No gain or loss will be recognized by Global Leaders Fund upon the receipt of the assets of Perpetual Global Fund solely in exchange for the shares of Global Leaders Fund and the assumption by Global Leaders Fund of the identified liabilities of Perpetual Global Fund;

      (3) No gain or loss will be recognized by Perpetual Global Fund on the transfer of its assets to Global Leaders Fund in exchange for Global Leaders Fund's shares and the assumption by Global Leaders Fund of the identified liabilities of Perpetual Global Fund or upon the distribution (whether actual or constructive) of Global Leaders Fund's shares to Perpetual Global Fund's shareholders in exchange for their shares of Perpetual Global Fund;

      (4) No gain or loss will be recognized by Perpetual Global Fund's shareholders upon the exchange of their shares of Perpetual Global Fund for shares of Global Leaders Fund in liquidation of Perpetual Global Fund;

      (5) The aggregate tax basis of the shares of Global Leaders Fund received by each shareholder of Perpetual Global Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Perpetual Global Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Global Leaders Fund received by each shareholder of Perpetual Global Fund will include the period during which the shares of Perpetual Global Fund exchanged therefor were held by such shareholder (provided that the shares of Perpetual Global Fund were held as a capital asset on the date of the Merger); and

      (6) The tax basis of the assets of Perpetual Global Fund acquired by Global Leaders Fund will be the same as the tax basis of such assets to Perpetual Global Fund immediately prior to the Merger, and the holding period of such assets in the hands of Global Leaders Fund will include the period during which the assets were held by Perpetual Global Fund.

      Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Perpetual Global Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Global Leaders Fund shares he or she received. Shareholders of Perpetual Global Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Perpetual Global Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

      As of March 31, 2001, Perpetual Global Fund had a capital loss carryforward of approximately $10.5 million. The utilization of the capital loss carryforward by Global Leaders Fund following the Merger will be subject to various limitations, which cannot be calculated precisely at this time. On a pro forma basis, the limitations would be approximately as follows:

      For Global Leaders Fund's taxable year, which includes the date of the Merger, use of Perpetual Global Fund's capital loss carryforward would be limited to approximately $1.7 million. For subsequent years, the limitation would be approximately $7.1 million per year.

      For Global Leaders Fund's taxable year, which includes the date of the Merger, utilization of the capital loss carryforward would be limited to Global Leaders Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the Merger date and the denominator of which is 365.

      The capital loss carryforward may be used only to offset gains attributable to post-merger appreciation of the combined assets and pre-merger appreciation of Perpetual Global Fund's assets. This limitation expires after five years.

      The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

Pro Forma Capitalization

      The following table sets forth the capitalizations of Perpetual Global Fund and Global Leaders Fund as of October 31, 2000 and the capitalization of Global Leaders Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.07, 1.09, 1.03 and 1.06 Class A, Class B, Class C and Class I shares, respectively, of Global Leaders Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Perpetual Global Fund.

          Capitalization of Perpetual Global Fund, Global Leaders Fund
                       and Global Leaders Fund (Pro Forma)

--------------------------------------------------------------------------------
                                                                       Global
                                   Perpetual          Global           Leaders
                                     Global           Leaders           Fund
Net Assets                            Fund             Fund          (Pro Forma)
--------------------------------------------------------------------------------
  Class A                         $ 75,096,403     $134,929,742     $210,026,145
--------------------------------------------------------------------------------
  Class B                         $  3,766,478     $224,522,526     $228,289,004
--------------------------------------------------------------------------------
  Class C                         $122,173,025     $  6,062,124     $128,235,149
--------------------------------------------------------------------------------
  Class I                         $     24,028     $ 42,017,571     $ 42,041,599
--------------------------------------------------------------------------------
  Total Net Assets                $201,059,934     $407,531,963     $608,591,897
--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
  Class A                         $      20.37     $      19.09     $      19.09
--------------------------------------------------------------------------------
  Class B                         $      20.21     $      18.49     $      18.49
--------------------------------------------------------------------------------
  Class C                         $      19.09     $      18.46     $      18.46
--------------------------------------------------------------------------------
  Class I                         $      20.55     $      19.33     $      19.33
--------------------------------------------------------------------------------
Shares Outstanding
--------------------------------------------------------------------------------
  Class A                            3,685,937        7,068,480       11,002,521
--------------------------------------------------------------------------------
  Class B                              186,341       12,139,894       12,343,547
--------------------------------------------------------------------------------
  Class C                            6,401,378          328,308        6,944,836
--------------------------------------------------------------------------------
  Class I                                1,169        2,173,320        2,174,563
--------------------------------------------------------------------------------
  Total                             10,274,825       21,710,002       32,465,467
--------------------------------------------------------------------------------

      The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

      Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of shares of Global Leaders Fund and Perpetual Global Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including First Union National Bank), or other financial intermediaries. Each Fund offers four classes of shares: Class A, Class B, Class C and Class I. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

      In the proposed Merger, Perpetual Global Fund shareholders will receive shares of Global Leaders Fund having the same class designation, and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees, as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, Perpetual Global Fund shareholders will receive Global Leaders Fund shares without paying any front-end sales charge or deferred sales charge as a result of the Merger. Global Leaders Fund Class B and Class C shares received by Perpetual Global Fund shareholders as a result of the Merger will continue to be subject to a deferred sales charge upon subsequent redemption, but the deferred sales charge will be based on the date of the original purchase of Perpetual Global Fund shares and will be subject to the deferred sales charge schedule applicable to the shares on the date of the original purchase of Perpetual Global Fund shares.

      The following is a summary description of charges and fees for the Class A, Class B, Class C and Class I shares of Global Leaders Fund which will be received by Perpetual Global Fund's shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the Global Leaders Fund and Perpetual Global Fund prospectus and in the Funds' statement of additional information.

      Class A Shares. Class A shares are sold at net asset value plus a front-end sales charge of up to 5.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the front-end sales charge applicable to purchases of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of Global Leaders Fund. No initial sales charge will be imposed on Class A shares of Global Leaders Fund received by Perpetual Global Fund's shareholders as a result of the Merger.

      Class B Shares. Class B shares are sold without a front-end sales charge but are subject to a deferred sales charge, which ranges from 5.00% to 1.00% if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution related fees and shareholder servicing-related fees as described below. Class B shares convert to Class A shares after seven years following the month in which they were purchased. For purposes of determining when Class B shares issued in the Merger to shareholders of Perpetual Global Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Perpetual Global Fund were originally purchased.

      Class B shares are subject to higher distribution-related and shareholder servicing-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

      Class C Shares. Class C shares are sold without front-end sales charges, but, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares issued in connection with the Merger are subject to the deferred sales charge schedule in place at the time of their original purchase. Class C shares purchased prior to February 1, 2000 are subject to the deferred sales charge schedule in place at that time, which included a maximum of 1.00%. Class C shares purchased after February 1, 2000 are subject to a 2.00% deferred sales charge if such shares are redeemed within 13 months of purchase, and a 1.00% deferred sales charge if redeemed within 12 months thereafter. No deferred sales charge is imposed on amounts redeemed after 25 months. Certain shareholders of Perpetual Global Fund may be subject to a different deferred sales charge schedule that was in effect at the time their shares were purchased. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

      Class I Shares. Class I shares are sold at net asset value without any front-end or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. Class I shares are only available to certain classes of investors as is more fully described in the prospectus for Global Leaders Fund.

      Additional information regarding the classes of shares of each Fund is included in its prospectus and statement of additional information.

      Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the Class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

      Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment with respect to "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers Regulation, Inc., following the Merger, Global Leaders Fund may make distribution-related and shareholder servicing-related payments with respect to Perpetual Global Fund shares sold prior to the Merger.

      Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

      No Rule 12b-1 plan has been adopted for the Class I shares of either Fund.

Purchase and Redemption Procedures

      Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000 for Classes A, B and C and $1,000,000 for Class I. On May 11, 2001, each Fund's Class Y shares were renamed Class I. Former Class Y shareholders may continue to make initial purchases at the lower minimum investment of $1,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares - Minimum Investments" in the Funds' prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any deferred sales charge, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' prospectus. Each Fund may involuntarily redeem shareholders' accounts that have less than the minimum initial investment requirement. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

      Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000 for Classes A, B and C and $1,000,000 for Class I. On May 11, 2001, each Funds' Class Y shares were renamed Class I. Former Class Y shareholders may continue to make initial purchases at the lower minimum investment of $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in the Funds' prospectus and statement of additional information.

Dividend Policy

      Each Fund distributes its investment company taxable income annually and its net realized gains, if any, at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the Funds' prospectus for further information concerning dividends and distributions.

      After the Merger, shareholders of Perpetual Global Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Global Leaders Fund reinvested in shares of Global Leaders Fund. Shareholders of Perpetual Global Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Global Leaders Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Global Leaders Fund.

      Both Global Leaders Fund and Perpetual Global Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4.00% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

      Evergreen International Trust is an open-end management investment company registered with the SEC under the 1940 Act that continuously offers shares to the public. Evergreen International Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Global Leaders Fund and Perpetual Global Fund are series of Evergreen International Trust.

Capitalization

      The beneficial interests in Global Leaders Fund and Perpetual Global Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen International Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

      Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen International Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen International Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen International Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen International Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen International Trust is remote.

Shareholder Meetings and Voting Rights

      Evergreen International Trust on behalf of Global Leaders Fund and Perpetual Global Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen International Trust. In addition, Evergreen International Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen International Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes present is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

      Under the Declaration of Trust of Evergreen International Trust, each share of Global Leaders Fund and of Perpetual Global Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

Liquidation

      In the event of the liquidation of Global Leaders Fund or Perpetual Global Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

      Under the Declaration of Trust of Evergreen International Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

      The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen International Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

      This prospectus/proxy statement is being sent to shareholders of Perpetual Global Fund in connection with a solicitation of proxies by the Trustees of Evergreen International Trust, to be used at the Special Meeting of Shareholders ("Meeting") to be held at 2:00 p.m., on July 27, 2001, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Perpetual Global Fund on or about June 8, 2001. Only shareholders of record as of the close of business on April 30, 2001 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

      If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and will be voted in the discretion of its proxies named therein on any other matters properly coming before the Meeting. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen International Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

      Assuming a quorum (at least 25% of the Fund's outstanding shares entitled to vote) is present, approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Perpetual Global Fund's shares present at the Meeting.

      In voting for the Merger, all classes of Perpetual Global Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share.

      Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of Evergreen, its affiliates or other representatives of Perpetual Global Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Shareholder Communications Corporation, the Fund's proxy solicitor. The costs of soliciting proxies will be paid by Evergreen. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement, vote by telephone, fax or Internet or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

      If Perpetual Global Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

      A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen International Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Global Leaders Fund which they receive in the transaction at their then-current net asset value. Shares of Perpetual Global Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Perpetual Global Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

      Perpetual Global Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen International Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

      The votes of the shareholders of Global Leaders Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

      NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Perpetual Global Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

      As of the Record Date, the following number of each class of shares of beneficial interest of Perpetual Global Fund was outstanding:

--------------------------------------------------------------------------------
Class of Shares                                                 Number of Shares
--------------------------------------------------------------------------------
  Class A                                                        3,151,072.481
--------------------------------------------------------------------------------
  Class B                                                          201,676.025
--------------------------------------------------------------------------------
  Class C                                                        5,619,376.303
--------------------------------------------------------------------------------
  Class I                                                            1,260.672
                                                                 -------------
--------------------------------------------------------------------------------
  All Classes                                                    8,973,385.481
--------------------------------------------------------------------------------

      As of April 30, 2001, the officers and Trustees of Evergreen International Trust beneficially owned as a group less than 1% of the outstanding shares of each of Perpetual Global Fund and Global Leaders Fund. To Evergreen International Trust's knowledge, the following persons owned beneficially or of record more than 5% of Perpetual Global Fund's total outstanding shares as of April 30, 2001:

-------------------------------------------------------------------------------------------------------
                                                                        Percentage of    Percentage of
                                                                       Shares of Class  Shares of Class
Name and Address                              Class  No. of Shares      Before Merger     After Merger
-------------------------------------------------------------------------------------------------------
  First Clearing Corporation
   MCV Phys Global Acct
   Carl Gattuso Executive Dir.
   PO Box 980510
   Richmond, VA 23298-0510                      A     267,999.091           8.505%           2.810%
-------------------------------------------------------------------------------------------------------
  Charles Schwab & Co. Inc.
   Special Custody A/C For The
   Exclusive Benefit of Customers
   Attn: Mutual Funds
   101 Montgomery St
   San Francisco, CA 94104-4122                 A     245,602.059           7.794%           2.575%
-------------------------------------------------------------------------------------------------------
  Terry A Prince
   John H Prince Jr. JT Ten
   6708 Hollow Oak Dr.
   Mint Hill, NC 28227                          I         394.304          31.277%           0.025%
-------------------------------------------------------------------------------------------------------
  Paul E Sedory
   PO Box 118
   2250 AC Voorschoten
   Netherlands                                  I         364.241          28.893%           0.023%
-------------------------------------------------------------------------------------------------------
  First Clearing Corporation
   Kristina R Schvejda
   40 Marilyn St
   North Haledon, NJ 07508                      I         246.185          19.528%           0.016%
-------------------------------------------------------------------------------------------------------
  State Street Bk. And Tr. Co.
   Cust.
   IRA FBO
   Sydney B. Stephan
   22200 Meadowbrook Ave N
   Scandia, MN 55073                            I         188.005          14.913%           0.012%
-------------------------------------------------------------------------------------------------------
  Daniel J Ludeman
   5105 Stratford Crescent
   Richmond, VA 23226-1615                      I          67.937           5.389%           0.004%

-------------------------------------------------------------------------------------------------------

      To Evergreen International Trust's knowledge, the following persons owned beneficially or of record more than 5% of Global Leaders Fund's total outstanding shares as of April 30, 2001:

-------------------------------------------------------------------------------------------------------
                                                                        Percentage of    Percentage of
                                                                       Shares of Class  Shares of Class
Name and Address                              Class  No. of Shares      Before Merger     After Merger
-------------------------------------------------------------------------------------------------------
  MLPF&S for the Sole Benefit of its
  Customers
    Attn: Fund Administration
    4800 Deer Lake Dr. E 2nd Flr
    Jacksonville, FL 32246-6484                 C        44,911.174        11.749%           0.713%
-------------------------------------------------------------------------------------------------------
  First Union National Bank
    Cash Account
    Trust Accounts
    1525 West Wt. Harris Blvd
    Charlotte, NC 28288-1076                    I     1,018,303.967        60.240%          60.191%
-------------------------------------------------------------------------------------------------------
  First Union National Bank
    Reinvest Account
    Trust Accounts
    1525 West Wt. Harris Blvd
    Charlotte, NC 28288-1076                    I       307,531.664        18.193%          18.178%
-------------------------------------------------------------------------------------------------------

                        FINANCIAL STATEMENTS AND EXPERTS

      The Annual Report of Global Leaders Fund and Perpetual Global Fund as of October 31, 2000, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

      Certain legal matters concerning the issuance of shares of Global Leaders Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

      Perpetual Global Fund and Global Leaders Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such materials may also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                 OTHER BUSINESS

      The Trustees of Evergreen International Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgement.

        THE TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE
            CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

June 8, 2001

                INSTRUCTIONS FOR VOTING AND EXECUTING PROXY CARDS

      The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                          VALID SIGNATURE

CORPORATE ACCOUNTS
(1) ABC Corp.                         ABC Corp.
(2) ABC Corp.                         John Doe, Treasurer
(3) ABC Corp.                         John Doe, Treasurer
    c/o John Doe, Treasurer
(4) ABC Corp. Profit Sharing Plan     John Doe, Trustee

TRUST ACCOUNTS
(1) ABC Trust                         Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee              Jane B. Doe
    u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust.              John B. Smith
    f/b/o John B. Smith, Jr. UGMA
(2) John B. Smith                     John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1.    Read the prospectus/proxy statement and have your proxy card at hand.
2.    Call the toll-free number indicated on your proxy card.
3.    Enter the 12-digit control number found on your proxy card.
4.    Follow the simple recorded instructions.

VOTE BY FAX:

1. Read the prospectus/proxy statement and have your completed proxy card at hand.
2. Fax both front and back sides of your proxy card to the number indicated on your proxy card.

VOTE BY INTERNET:

1.    Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the website indicated on your proxy card and follow the voting instructions.

      The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone, fax or Internet.

      If you have any questions about the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 888-707-8408.

                           (Intentionally Left Blank)

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of May, 2001, by and between Evergreen International Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Global Leaders Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen Perpetual Global Fund series (the "Selling Fund").

      This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class I shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

      WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

      WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

      1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

      The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

      1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

      In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

      1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

      1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

      1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

      2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

      2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class I shares of the Selling Fund will receive Class A, Class B, Class C and Class I shares, respectively, of the Acquiring Fund.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about August 3, 2001 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

      3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

            (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

            (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

            (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The audited financial statements of the Selling Fund at October 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

            (h) Since October 31, 2000 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

            (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

            (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Funds shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

            (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

            (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) The audited financial statements of the Acquiring Fund at October 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

            (g) Since October 31, 2000 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

            (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

            (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.3 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

      The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

      6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

            (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

            (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

            (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

            (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

            (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

      Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

      In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

      7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

            (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

            (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

            (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

            (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

            (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

      Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

      In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trusts Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

      8.4 No stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Selling Fund all of the Selling Fund's net investment company taxable or tax-exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

      8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

            (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

            (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

            (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

            (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

      8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

            (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

            (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

            (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Funds management, and were found to be mathematically correct; and

            (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

      In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

      8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

            (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

            (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus\Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

            (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

            (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

      9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        EVERGREEN INTERNATIONAL TRUST
                                        ON BEHALF OF EVERGREEN
                                        GLOBAL LEADERS FUND

                                        By:    /s/ William M. Ennis
                                           -------------------------------------
                                        Name:  William M. Ennis

                                        Title: President


                                        EVERGREEN INTERNATIONAL TRUST
                                        ON BEHALF OF EVERGREEN PERPETUAL
                                        GLOBAL FUND

                                        By:    /s/ Michael H. Koonce
                                           -------------------------------------
                                        Name:  Michael H. Koonce

                                        Title: Secretary

                                                                       EXHIBIT B

--------------------------------------------------------------------------------
                                    EVERGREEN
                               Global Leaders Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of October 31, 2000
--------------------------------------------------------------------------------

"We will continue to rely on an investment approach that emphasizes disciplined stock selection utilizing our quantitative tools combined with fundamental analysis and prudent country allocation."

--------------------------------------------------------------------------------
                              Portfolio Management
                              --------------------

     [PHOTO OMITTED]                                     [PHOTO OMITTED]

      Edwin D. Miska                                   Anthony T. Han, CFA
  Tenure: November 1995                               Tenure: January 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE(1)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Morningstar's Style Box is based on a portfolio date as of 10/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

(1) Source: 2000 Morningstar, Inc.

(2) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS(2)
--------------------------------------------------------------------------------

Portfolio Inception Date: 11/1/1995       Class A     Class B     Class C     Class Y
Class Inception Date                      6/3/1996    6/3/1996    6/3/1996   11/1/1995
--------------------------------------------------------------------------------------
Average Annual Returns *
--------------------------------------------------------------------------------------
1 year with sales charge                    0.77%       0.00%       3.01%        n/a
--------------------------------------------------------------------------------------
1 year w/o sales charge                     5.82%       5.00%       5.01%       6.03%
--------------------------------------------------------------------------------------
Since Portfolio Inception                  13.29%      13.44%      13.65%      14.68%
--------------------------------------------------------------------------------------
Maximum Sales Charge                        4.75%       5.00%       2.00%        n/a
                                         Front End      CDSC        CDSC
--------------------------------------------------------------------------------------
12-month capital gain
distributions per share                   $ 0.32      $ 0.32      $ 0.32      $ 0.32
--------------------------------------------------------------------------------------

*     Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                              [LINE CHART OMITTED]

                 10/00

Class Y         $19,838
MSCI World      $20,138
CPI             $11,310

Comparison of a $10,000 investment in Evergreen Global Leaders Fund, Class Y shares(2), versus a similar investment in the Morgan Stanley Capital International World Index (MSCI World) and the Consumer Price Index (CPI).

The MSCI World is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2000 and is subject to change.

--------------------------------------------------------------------------------
                                    EVERGREEN
                               Global Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Portfolio Manager Interview
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How did the Fund perform?
--------------------------------------------------------------------------------

Evergreen Global Leaders Fund Class Y shares returned 6.03% for the twelve-month period ended October 31, 2000. During the same twelve-month period, the median return of Global Mutual Funds was 8.94%, according to Lipper Inc., an independent monitor of mutual fund performance. The Morgan Stanley Capital International (MSCI) World Index returned 1.09%.

While the Fund underperformed the average return of the Lipper competitive group for the twelve-month period, relative performance improved markedly during the year. The Fund outperformed the group's average returns during the final three-, six- and nine-month periods.

--------------------------------------------------------------------------------
                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets                                                   $407,531,963
--------------------------------------------------------------------------------
Number of Holdings                                                           95
--------------------------------------------------------------------------------
Beta                                                                       0.82*
--------------------------------------------------------------------------------
P/E Ratio                                                                 34.6x*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*     as of 9/30/2000

--------------------------------------------------------------------------------
What was the investment environment like during the twelve-month period?
--------------------------------------------------------------------------------

It was a difficult, volatile environment, especially since the start of the year 2000, when both U.S. and foreign equity markets underperformed their average returns of the past several years. Economic growth slowed in both North America and the United Kingdom. Growth was less than expected on the European continent, with the investment outlook further clouded by the continued deterioration in the value of the euro versus the U.S. dollar. European central bankers faced conflicting pressures to raise interest rates to protect the euro and to lower rates to stimulate growth. Meanwhile, Japan continued to experience difficulties emerging from a prolonged economic slump. Elsewhere in Asia, economic growth continued to pick up after the challenges of the late 1990's, but the markets continued to be volatile.

--------------------------------------------------------------------------------
What were your principal strategies in this environment?
--------------------------------------------------------------------------------

We kept the Fund well diversified both geographically and by industry. This diversification was a significant positive influence on the Fund's improved relative performance as the year progressed. Early in the fiscal year, we were reluctant to increase our emphasis on technology and telecommunications stocks because we thought the stock valuations were at unsustainable levels. While this reluctance initially held back performance, it helped later in the twelve-month period as technology and telecommunications stocks became increasingly volatile and dropped in value. Late in the fiscal year, we selectively added to our technology and telecommunications sectors to take advantage of favorable stock valuations caused by price declines despite the likelihood that the demand for telecommunications services and equipment would continue to grow strongly. For example, in the United States, we invested in new names such as Corning Inc. and Tellabs, Inc. We added to our position in Sun Microsystems initiated earlier in the fiscal year. In Europe, we added names such as L.M. Ericsson and Telecom Italia Mobile, and added to our existing positions in telecom leaders: Vodaphone Plc and Nokia. We also added shares of NTT-Docomo, the leading cellular phone operator in Japan, and Datacraft Asia Limited, an information technology services leader in Asia, a company based in Singapore. We view these as strong companies attractively valued for long term investment, and have used market volatility to

--------------------------------------------------------------------------------
                                    EVERGREEN
                               Global Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Portfolio Manager Interview
--------------------------------------------------------------------------------

our advantage to build long-term-oriented positions. We have counterbalanced that strategy by adding what we believe are high-quality defensive names with strong near-term and long-term prospects. This may offer the Fund solid upside and better downside protection during volatile market periods due to their stable earnings nature. Examples of such include: Avon Products, Inc. Anheuser-Busch Cos., Bristol-Myers Squibb and TJX Companies, Inc.

Throughout the fiscal year, we kept about half the Fund's assets invested in North America. At the close of the period on October 31, 2000, about 54.6% of portfolio assets were invested in the United States, up slightly from last year. We increased our exposure to European stocks slightly. At the end of the fiscal year, investments in Europe accounted for about 33.7% of portfolio assets. At the same time, we have continued to underweight the Pacific Rim region, particularly de-emphasizin Japan after taking profits from some successful, longer-term Japanese holdings early in the year. We increased our positions in Australia toward the end of the year, adding a position in Woodside Petroleum, a global leader in natural gas production, and in Westfield Holdings, which operates retail shopping malls on several continents.

Our stock-selection process begins with a strongly quantitative screening process that emphasizes four characteristics: consistency of earnings, historically solid earnings growth with a favorable outlook for continued growth, record of solid revenue growth and high return on shareholders' equity.

These criteria favor well established, quality companies, and this emphasis benefited the Fund's performance as markets became more volatile. Performance also was helped by our decision to be proactive and get out of positions at the first sign of deteriorating fundamentals.

--------------------------------------------------------------------------------
                                  Top 5 Sectors
                                  -------------
                   (as a percentage of 10/31/2000 net assets)

Financials                                                                 20.8%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     20.0%
--------------------------------------------------------------------------------
Information Technology                                                     16.5%
--------------------------------------------------------------------------------
Industrials                                                                13.4%
--------------------------------------------------------------------------------
Health Care                                                                11.1%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
What were some of the U.S. companies that supported Fund performance?
--------------------------------------------------------------------------------

Many of the best performing stocks in the portfolio were from defensive industries, such as the pharmaceuticals, consumer products and financial services industries. Our underweighted position in technology helped performance, despite the performances of some standout individual companies. Among major drug holdings, Abbott Labs was up 31% for the year, while Merck rose by 15%. In the general consumer area, Harley Davidson was up 63%, Avon Products had a 51% return and Walt Disney rose 35% for the fiscal year. Among our financial services industry investments, Marsh & McLennan rose 65%, American International Group returned 43%, MBNA Corp. rose 36%, and Citigroup was up 29%. The Fund's largest U.S. position, Cisco Systems, continued its string of strong earnings growth, and rose 46% for the fiscal year. Tech software and database leader, Oracle Systems, led all performers with a 178% rise in the fiscal year.

--------------------------------------------------------------------------------
What foreign investments helped the Fund's returns?
--------------------------------------------------------------------------------

A number of European companies supported Fund performance, led by our investments in Germany and France. We also had good performance by companies

--------------------------------------------------------------------------------
                                    EVERGREEN
                               Global Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Portfolio Manager Interview
--------------------------------------------------------------------------------

in the United Kingdom and the Netherlands. In looking at opportunities on the continent, we continued our focus on outstanding multi-national businesses, with strong records of profit generation and growth.

Among our German holdings, we had particularly strong performance from several long-term investments. Hugo Boss, a leader in men's and women's fashion apparel, rose by 131% during the period on its successful debut in launching a women's fashion line. Another standout, Altana Group, a medium-sized German pharmaceutical company, benefiting from its introduction into U.S. distribution of a new drug, rose by 113%. During the year, we added a new position in the German financial services company MLP, which appreciated strongly. In France, we had good performance from Sanofi-Synthelabo, a pharmaceutical company which had a 48% return, and Societe Technip, an engineering services company which rose by 56%. Technip benefited from increased spending on the construction of energy infrastructure. Luxury products company Hermes International rose 53% on strong worldwide profitable growth.

Luxottica Group, an Italian company that has become an international leader in fashion eyewear, was up 45% during the fiscal year. Numico NV, a Dutch company that is a global leader in nutritional supplements and infant formula also was a stellar performer, rising by 42% during the fiscal year. In the United Kingdom, publishing giant Pearson Plc rose 51%. Two new purchases--Royal Bank of Scotland and Spirent, a manufacturer of telecommunications testing equipment--rose strongly since our initial investment. The Fund's largest single foreign investment, long-time holding Bombardier Inc., of Canada, rose 85% on strong aerospace results, highlighted by their strong regional jet product line. All performance figures quoted are in local currencies.

In Asia, earlier in the fiscal year, we realized profits as we reduced our positions in Seven-Eleven Japan and Nintendo to take advantage of the strong appreciation in their respective stock valuations. This allowed us to add shares of NTT-Docomo while maintaining our relative country weighting. We also significantly reduced our exposure in Malaysia to take advantage of long-term tax losses, as we have de-emphasized that nation from our portfolio strategy.

--------------------------------------------------------------------------------
Were there any disappointments?
--------------------------------------------------------------------------------

We had a few disappointing companies, which we tended to sell at the first sign of deteriorating fundamentals. While many of these names are top-notch competitors in their respective industries, and we believe are only experiencing short-term earnings problems, we opted to err on the side of caution and redeploy towards investments with a brighter near-term earnings outlook. In the United States, these included Carnival Corp., Computer Associates, Gap Inc., General Mills, Maytag Corp and Pitney Bowes, Inc. Foreign disappointments included RWE Ag and Suedzucker of Germany, Getronics and Wolters Kluwer of the Netherlands, Hennes & Maurtiz of Sweden, and shares of Airtours, Plc, Laporte Plc, Morgan Crucible Plc, Rentokil Initial Plc and TI Group of the United Kingdom.

--------------------------------------------------------------------------------
                                 Top 10 Holdings
                                 ---------------
                   (as a percentage of 10/31/2000 net assets)

Bombardier, Inc., Class B                                                   2.9%
--------------------------------------------------------------------------------
Gen. Elec. Co.                                                              2.8%
--------------------------------------------------------------------------------
Cisco Sys., Inc.                                                            2.7%
--------------------------------------------------------------------------------
Nokia Corp., ADR                                                            2.5%
--------------------------------------------------------------------------------
TJX Co., Inc.                                                               2.3%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.3%
--------------------------------------------------------------------------------
Seven-Eleven Japan Co., Ltd.                                                2.2%
--------------------------------------------------------------------------------
Hugo Boss AG                                                                2.1%
--------------------------------------------------------------------------------
Luxottica Group SpA, ADS                                                    2.1%
--------------------------------------------------------------------------------
Altana AG                                                                   1.8%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    EVERGREEN
                               Global Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Portfolio Manager Interview
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Top 10 Countries
                                ----------------
                (as a percentage of 10/31/2000 portfolio assets)

United States                                                              54.6%
--------------------------------------------------------------------------------
Germany                                                                     7.1%
--------------------------------------------------------------------------------
United Kingdom                                                              7.0%
--------------------------------------------------------------------------------
Italy                                                                       5.4%
--------------------------------------------------------------------------------
Japan                                                                       4.8%
--------------------------------------------------------------------------------
France                                                                      3.9%
--------------------------------------------------------------------------------
Canada                                                                      2.9%
--------------------------------------------------------------------------------
Netherlands                                                                 2.7%
--------------------------------------------------------------------------------
Finland                                                                     2.3%
--------------------------------------------------------------------------------
Australia                                                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
What is your outlook?
--------------------------------------------------------------------------------

We have a positive outlook and believe that we have opportunities to achieve strong absolute and relative performance investing in industry-leading companies that should be able to continue to increase their earnings. Despite the incredible challenges and volatility thus far in 2000, we believe that we are well positioned from a company-specific, industry and geographic allocation to benefit in the coming months. We believe four key long-term catalysts exist to favorably impact the investment environment and have positioned the Fund to benefit:

First, continued strength in demand for technology, including information services and hardware despite short-term delays and interruptions. We expect countries and corporations will continue to invest in upgrading necessary infrastructure networks and expanding communications systems, creating demand for hardware, software and integration related consulting services. We have been selectively adding to existing positions and new names in this area during the market weakness as the long-term benefits outweigh the short-term sentiment.

Secondly, our belief that growth in the United States should continue, albeit at a slower, more sustainable pace. We believe the Federal Reserve will succeed in slowing growth and avoiding an increase in inflation. If successful, the Federal Reserve's policies should lengthen the record period of prosperity in the United States, which has a major impact on markets throughout the world. Once the markets have digested this, companies with solid earnings prospects will begin to trade more on fundamentals and less on speculative excess.

Thirdly, we believe the environment in Europe should improve, helped by steady economic growth and the dividends of corporate re-structuring, which has made many leading European companies more efficient competitors. As the U.S. economy begins to decelerate, growth in Europe should remain strong as pent up demand from local markets should offset any declines from exports to the US. The increased rate in relative economic growth in Europe also would help support the value of the euro on world currency markets.

Finally, the economies in Asia, including Japan, should continue their slow recovery from the financial crisis of 1998. Japan, the region's leading economy, finally has begun to show signs of life as economic indicators point to a pick up of business activity, a slow reacceleration of consumer confidence. This would be a positive for the overall region.

We believe the Fund is appropriately positioned to navigate through the challenges ahead in the world. We will continue to rely on an investment approach that emphasizes disciplined stock selection utilizing our quantitative tools combined with fundamental analysis and prudent country allocation. We plan to invest opportunistically and selectively in companies with records of consistent earnings leadership, that have demonstrated their ability to excel regardless of the economic environment and whose management teams are properly aligned with respect to their shareholder's interests.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                         EVERGREEN PERPETUAL GLOBAL FUND

                                   a Series of

                          EVERGREEN INTERNATIONAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                          EVERGREEN GLOBAL LEADERS FUND

                                   a Series of

                          EVERGREEN INTERNATIONAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Perpetual Global Fund ("Perpetual Global Fund"), a series of Evergreen International Trust, to Evergreen Global Leaders Fund ("Global Leaders Fund"), also a series of
Evergreen International Trust, in exchange for Class A, Class B, Class C and Class I shares (to be issued to holders of Class A, Class B, Class C and Class I shares, respectively, of Perpetual Global Fund,) of beneficial interest, $.001 par value per share, of Global Leaders Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of Global Leaders Fund and Perpetual Global Fund dated March 1, 2001;

     (2) Supplement to Statement of Additional Information of Global Leaders Fund and Perpetual Global Fund dated April 16, 2001

     (3) Annual Report of Global Leaders Fund and Perpetual Global Fund for the year ended October 31, 2000;

     (4)  Pro Forma Financial Statements for October 31, 2000.


     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Global Leaders Fund and Perpetual Global Fund dated June 8, 2001. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen International Trust at the telephone numbers or addresses set forth above.

    The date of this Statement of Additional Information is June 8, 2001.

                          EVERGREEN INTERNATIONAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

     The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen International Trust's Registration Statement on Form N-1A filed on December 12, 1997. Registration No. 333-42195 ("Form N-1A Registration Statement").

2. Bylaws. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

3.   Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to Prospectus /Proxy Statement contained in Part A of this Registration Statement.

5. Declaration of Evergreen International Trust Articles II., III.6(c),IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII, included as part of Exhibits 1 and 2 of this Registration Statement.

6(a).Investment Advisory Agreement between Evergreen Investment Management
     Company, LLC and Evergreen International Trust. Incorporated by reference to Registrant's Form N-1A Registration Statement.

6(b).Form of Investment Advisory Agreement between Mentor Perpetual Advisors,
     LLC and Evergreen International Trust. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on February 26, 2001, Registration No. 333-42195.

6(c).Form of Sub-Advisory  Agreement between Mentor Perpetual Advisors, LLC and
     Perpetual Portfolio Management Limited. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on February 26, 2001, Registration No. 333-42195.

7(a).Underwriting Agreements between Evergreen Distributor,  Inc. and Evergreen
     International Trust for Classes A, B, and I (formerly Y). Incorporated by reference to the Registrant's Form N-1A Registration Statement.

7(b).Specimen Copy of Dealer Agreement for Class A , Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

8. Form of Deferred Compensation Plan. Incorporated by reference to the Registant's Form N-1A Registration Statement.

9. Agreement between State Street Bank and Trust Company and Evergreen International Trust. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

10. Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to the Registrant's Form N-1A Registration Statement.

11.  Opinion and Consent of Sullivan & Worcester  LLP. Filed herewith

12.  Tax  Opinion  and  Consent  of  Sullivan &  Worcester  LLP. Filed herewith

13.  Not applicable.

14. Consent of KPMG. Incorporated by reference to Evergreen International Trust's Registration Statement filed on Form N-14AE-A filed on June 1, 2001.

15.  Not applicable.

16.  Powers of Attorney.  Filed herewith.

17.  Not applicable.

18.  Form of Proxy Card. Filed herewith.

19.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 4th day of June 2001.

                                         EVERGREEN INTERNATIONAL TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of June, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

/s/ Charles A. Austin, III        /s/ K. Dun Gifford                  /s/ William Walt Pettit
----------------------------      ----------------------------       ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                    William Walt Pettit*
Trustee                           Trustee                            Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry              /s/ Louis M. Moelchert, Jr.
-----------------------------     -----------------------------      -------------------------------
Gerald M. McDonnell*              Thomas L. McVerry*                 Louis M. Moelchert, Jr.*
Trustee                           Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Russell A. Salton, III MD
------------------------------   ------------------------------      -------------------------------
Michael S. Scofield*              David M. Richardson*               Russell A. Salton, III MD*
Chairman of the Board             Trustee                            Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima               /s/ Richard K. Wagoner
------------------------------   ------------------------------      ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                   Richard K. Wagoner*
Trustee                          Trustee                             Trustee


*By: /s/ Maureen E. Towle
----------------------------
Maureen E. Towle
Attorney-in-Fact



     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.


                                INDEX TO EXHIBITS


EXHIBIT NO.             EXHIBIT

11       Opinion and Consent of Sullivan & Worcester LLP
12       Tax Opinion and Consent of Sullivan & Worcester LLP
16       Powers Of Attorney
18       Form of Proxy Card

                           SULLIVAN & WORCESTER LLP
                           1025 CONNECTICUT AVENUE, N.W.
                           WASHINGTON, D.C. 20036
                           TELEPHONE: 202-775-8190
                           FACSIMILE: 202-293-2275

565 FIFTH AVENUE                                     ONE POST OFFICE SQUARE
EIGHTEENTH FLOOR                            BOSTON, MASSACHUSETTS 02109
NEW YORK, NEW YORK 10017                    TELEPHONE: 617-338-2800
TELEPHONE: 212-486-8200                              FACSIMILE: 617-338-2880
FACSIMILE: 646-865-1494

                                                              June 4, 2001



Evergreen International Trust
200 Berkeley Street
Boston, Massachusetts  02116

Ladies and Gentlemen:

         We have been requested by Evergreen International Trust, a Delaware business trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated September 18, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to the Evergreen Global Leaders Fund (the "Acquiring Fund"), a series of the Trust. We understand that the Trust is about to file Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File No. 333-59850) which was filed on
April 30, 2001 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Acquiring Fund of all of the assets of Evergreen Perpetual Global Fund (the "Acquired Fund"), a series of Trust, in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

         We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

         We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that the conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Business Trusts" (the "Delaware business trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts.

         Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on July 27, 2001, it is our opinion that the shares of the Acquiring Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

         We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.

                                                 Very truly yours,


                                                 /s/SULLIVAN & WORCESTER LLP
                                                 -------------------------
                                                 SULLIVAN & WORCESTER LLP

Evergreen Perpetual Global Fund
Evergreen Global Leaders Fund

June 1, 2001
Page 1





                            SULLIVAN & WORCESTER LLP

                          1025 CONNECTICUT AVENUE, N.W.
                              WASHINGTON, D.C. 20036
                              TELEPHONE: 202-775-8190

                             FACSIMILE: 202-293-2275

565 FIFTH AVENUE                                     ONE POST OFFICE SQUARE
NEW YORK, NEW YORK 10017                             BOSTON, MASSACHUSETTS 02109
TELEPHONE: 212-486-8200                              TELEPHONE: 617-338-2800
FACSIMILE: 646-865-1494                              FACSIMILE: 617-338-2880



                                                              June 1, 2001


Evergreen Perpetual Global Fund
Evergreen Global Leaders Fund
Evergreen International Trust
200 Berkeley Street
Boston, Massachusetts 02116

   Re: Acquisition by Evergreen Global Leaders Fund of Assets of
         Evergreen Perpetual Global Fund
        --------------------------------

Ladies and Gentlemen:

         You have asked for our opinion as to certain Federal income tax consequences of the transaction described below.

                           Parties to the Transaction

         Evergreen Perpetual Global Fund ("Target Fund") is a series of Evergreen International Trust, a Delaware business trust.

         Evergreen Global Leaders Fund ("Acquiring Fund") is also a series of Evergreen International Trust.

                       Description of Proposed Transaction

         In the proposed transaction (the "Reorganization"), Acquiring Fund will acquire all of the assets of Target Fund in exchange for shares of Acquiring Fund of equivalent value and the assumption of the identified liabilities of Target Fund. Target Fund will then dissolve and distribute all of the Acquiring Fund shares which it holds to its shareholders pro rata in proportion to their shareholdings in Target Fund, in complete redemption of all outstanding shares of Target Fund.

                         Scope of Review and Assumptions

         In rendering our opinion, we have reviewed and relied upon the Agreement and Plan of Reorganization between Acquiring Fund and Target Fund dated as of May 1, 2001 (the "Reorganization Agreement") and on a prospectus/proxy statement dated June 8, 2001, which describes the proposed transactions, and on the information provided in such prospectus/proxy statement. We have relied, without independent verification, upon the factual statements made therein, and assume that there will be no change in material facts disclosed therein between the date of this letter and the date of the closing of the transaction. We further assume that the transaction will be carried out in accordance with the Reorganization Agreement.

                                 Representations

         Written representations, copies of which are attached hereto, have been made to us by the appropriate officers of Evergreen International Trust on behalf of Target Fund and on behalf of Acquiring Fund, and we have without independent verification relied upon such representations in rendering our opinions.

                                    Opinions

         Based on and subject to the foregoing, and our examination of the legal authority we have deemed to be relevant, we have the following opinions:

         1. The transfer of all of the assets of Target Fund in exchange for shares of Acquiring Fund and assumption by Acquiring Fund of the identified liabilities of Target Fund followed by the distribution of said Acquiring Fund shares to the shareholders of Target Fund in dissolution and liquidation of Target Fund will constitute a reorganization within the meaning of ss. 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and Acquiring Fund and Target Fund will each be "a party to a reorganization" within the meaning of ss. 368(b) of the Code.

         2. No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund solely in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the identified liabilities of Target Fund.

         3. No gain or loss will be recognized by Target Fund upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the identified liabilities of Target Fund, or upon the distribution (whether actual or constructive) of such Acquiring Fund shares to the shareholders of Target Fund in exchange for their Target Fund shares.

         4. The shareholders of Target Fund will recognize no gain or loss upon the exchange of their Target Fund shares for Acquiring Fund shares in liquidation of Target Fund.

         5. The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares held by such shareholder immediately prior to the Reorganization.

         6. The holding period of the Acquiring Fund shares received by each Target Fund shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares were held as a capital asset on the date of the Reorganization.

         7. The basis of the assets of Target Fund acquired by Acquiring Fund will be the same as the basis of those assets in the hands of Target Fund immediately prior to the Reorganization, and the holding period of the assets of Target Fund in the hands of Acquiring Fund will include the period during which those assets were held by Target Fund.

         This opinion letter is delivered to you in satisfaction of the requirements of Section 8.6 of the Reorganization Agreement. We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 relating to the Reorganization and to use of our name and any reference to our firm in such Registration Statement or in the prospectus/proxy statement constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                          Very truly yours,

                                 /s/      Sullivan & Worcester LLP

                                          SULLIVAN & WORCESTER LLP

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Charles A. Austin, III

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Gerald M. McDonnell

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Thomas L. McVerry

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Russell A. Salton, III, M.D.

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
K. Dun Gifford

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Leroy Keith, Jr.

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
David M. Richardson

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Michael S. Scofield

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Richard J. Shima

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
William W. Pettit

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Louis W. Moelchert

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Richard Wagoner

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter President and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  President
William M. Ennis

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Treasurer and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Treasurer
Carol A. Kosel

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN
                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

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                        EVERGREEN PERPETUAL GLOBAL FUND,
                    a series of Evergreen International Trust


                      PROXY FOR THE MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 27, 2001


     The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett and Michael
H. Koonce or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen Perpetual Global Fund, a series of Evergreen International Trust, ("Perpetual Global Fund") that the undersigned is entitled to vote at the special meeting of shareholders of Perpetual Global Fund to be held at 2:00 p.m. on July 27, 2001 at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

                           Date                 , 2001


                           ----------------------------------------

                           ----------------------------------------
                           Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.
EXAMPLE: X


     1. To approve an Agreement and Plan of Reorganization whereby Evergreen Global Leaders Fund, a series of Evergreen International Trust, will (i) acquire all of the assets of Perpetual Global Fund in exchange for shares of Evergreen Global Leaders Fund; and (ii) assume the identified liabilities of Perpetual Global Fund, as substantially described in the accompanying Prospectus/Proxy Statement.


         ---- FOR        ---- AGAINST      ---- ABSTAIN

     2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

         ---- FOR        ---- AGAINST      ---- ABSTAIN

                                               June 4, 2001



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Evergreen International Trust (the "Trust")
    Evergreen Perpetual Global Fund and Evergreen Global Leaders Fund Post-Effective Amendment No. 1 to Registration Statement on Form N-14AE 1933 Act Registration No. 333-59850
    CIK 0001046027

Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is Post Effective Amendment No. 1 to the Registration Statement on Form N-14AE of Evergreen International Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen Perpetual Global Fund, a separate series of the Trust, by and in exchange for shares of Evergreen Global Leaders Fund, another separate series of the Trust.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i) for the purpose of filing certain exhibits and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

     Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                         Very truly yours,

                                         /s/ Maureen E. Towle

                                         Maureen E. Towle, Esq.

Enclosures

cc: Robert N. Hickey, Esq.